UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 33.2% (21.5% of Total Investments)
$ 795	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AAA	$765,060
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	461,925
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	89,309
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	140,450
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	467,201
	Series 2005F, 5.250%, 7/01/18 – AMBAC Insured
130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	AAA	121,113
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/08 at 101.00	AA	46,496
	University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	AAA	362,919
	Series 2004H, 5.000%, 7/01/17 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	947,370
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	3/08 at 100.00	AA	1,730,593
	Series 2001D, 5.500%, 7/01/35 (4)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	993,260
	Series 2002W, 5.125%, 7/01/27
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	487,155
	Series 2003X-1, 5.000%, 7/01/42
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,753,758
	Series 2007Z-1, 5.000%, 7/01/42
535	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	538,718
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
125	5.375%, 2/01/19	2/09 at 101.00	BBB–	120,593
270	5.375%, 2/01/29	2/09 at 101.00	BBB–	239,309
	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,008,010
1,000	4.750%, 4/01/21 – MBIA Insured	4/11 at 101.00	AA	1,002,090
585	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	588,808

12,130	Total Education and Civic Organizations			11,864,137

	Health Care – 11.8% (7.6% of Total Investments)
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	1,354,332
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	488,275
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	237,888
185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	AA	166,691
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
60	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	57,157
	Series 2006, 5.000%, 7/01/32 – FSA Insured
125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	122,531
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured
1,870	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AAA	1,778,426
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

4,390	Total Health Care			4,205,300

	Housing/Multifamily – 3.4% (2.2% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	444,915
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	Baa1	755,198
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,250	Total Housing/Multifamily			1,200,113

	Housing/Single Family – 5.1% (3.3% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	933,520
250	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	232,250
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	643,426
	4.650%, 11/15/27

1,950	Total Housing/Single Family			1,809,196

	Industrials – 2.7% (1.7% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	958,920
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 1.7% (1.1% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	299,970
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
110	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/08 at 101.00	BBB–	112,321
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.800%, 4/01/21
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	211,753
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

660	Total Long-Term Care			624,044

	Tax Obligation/General – 13.1% (8.5% of Total Investments)
560	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	562,895
700	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	672,532
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	403,740
450	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	483,125
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	365,335
240	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	217,070
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	401,756
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA	357,740
335	5.000%, 6/15/19	No Opt. Call	AA	352,139
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	847,957

4,590	Total Tax Obligation/General			4,664,289

	Tax Obligation/Limited – 26.5% (17.1% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
650	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	621,498
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	473,885
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	7/08 at 105.00	A	1,053,200
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA–	604,020
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	950,350
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,618,178
	5.500%, 11/01/12 – FSA Insured
900	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AAA	888,948
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	570,540
	7/01/31 – AMBAC Insured
470	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Baa3	101,341
	0.000%, 7/01/32 – FGIC Insured
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,265,100
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	795,945
	6.375%, 10/01/19
500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	AA	507,280
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

9,645	Total Tax Obligation/Limited			9,450,285

	Transportation – 6.4% (4.2% of Total Investments)
2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	A	2,302,222
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 31.8% (20.6% of Total Investments) (5)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2 (5)	1,083,060
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20	10/11 at 100.00	AAA	2,158,600
	(Pre-refunded 10/01/11)
500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (5)	542,995
500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 (Pre-refunded	7/11 at 102.00	Aa3 (5)	540,420
	7/15/11) – FGIC Insured
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
25	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (5)	26,303
500	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (5)	532,110
1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (5)	1,358,202
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
220	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded	11/11 at 100.00	A (5)	232,164
	11/01/11) – FGIC Insured
250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20	6/10 at 100.00	AAA	266,875
	(Pre-refunded 6/01/10) – ACA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32 (ETM)	10/10 at 101.00	AAA	1,478,466
1,300	5.500%, 10/01/40 (ETM)	10/10 at 101.00	AAA	1,347,489
320	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	333,411
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,077,740
	4/01/12) – FSA Insured
370	Windsor, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/20	7/09 at 100.00	Aa2 (5)	380,789
	(Pre-refunded 7/15/09)

10,680	Total U.S. Guaranteed			11,358,624

	Utilities – 5.4% (3.5% of Total Investments)
560	Connceticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	524,143
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	503,600
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
900	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/08 at 100.00	BBB	899,982
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,960	Total Utilities			1,927,725

	Water and Sewer – 13.5% (8.7% of Total Investments)
255	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	A–	225,672
	Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,262,404
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
720	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	680,710
1,110	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	1,049,816
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/15 at 100.00	Ba2	132,560
	Series 2005, 6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	754,388
720	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	709,776

4,880	Total Water and Sewer			4,815,326

$ 55,635	Total Investments (cost $56,372,118) – 154.6%			55,180,181

	Other Assets Less Liabilities – 0.0%			5,380

	Preferred Shares, at Liquidation Value – (54.6)% (6)			(19,500,000)

	Net Assets Applicable to Common Shares – 100%			$35,685,561

Forward Swaps outstanding at February 29, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

JPMorgan	$1,000,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ 78,364
Royal Bank of Canada	1,900,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	106,630

								$184,994

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for
CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.3)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $56,400,560.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 864,434
Depreciation	(2,084,813)

Net unrealized appreciation (depreciation) of investments	$(1,220,379)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008